COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Property, plant and equipment Yingchuan, Jiulongshan, Ruiyang, and Binglangjiang USD ($)	Dec. 31, 2012 Property, plant and equipment Yingchuan, Jiulongshan, Ruiyang, and Binglangjiang CNY
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 639	$ 912	$ 766
Future minimum lease payments for non-cancellable operating leases
2013	406
2014	2
2015	1
Total	409
Capital commitments
Capital commitments for property, plant and equipment				$ 41	256